Operating Revenue (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating Revenue
Revenues	$ 973,583,000	$ 993,344,000	$ 689,505,000
Current portion of unearned revenue	63,823,000	111,149,000
Time charters and bareboat charters
Operating Revenue
Revenues	963,192,000	993,344,000	$ 689,505,000
Voyage charters
Operating Revenue
Revenues	10,391,000
Accounts receivable	1,000,000.0	$ 0
Current portion of unearned revenue	$ 2,000,000.0
Operating revenue | Significant customers | CMA CGM
Operating Revenue
Percentage of operating revenue	23.00%	26.00%	30.00%
Operating revenue | Significant customers | HMM Korea
Operating Revenue
Percentage of operating revenue	12.00%	12.00%	17.00%
Operating revenue | Significant customers | MSC
Operating Revenue
Percentage of operating revenue	11.00%	13.00%